Note 23 - Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
23.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits were $2,710,481, $3,685,654 and $4,353,944 for the years ended December 31, 2013, 2014 and 2015, respectively.